Provisions - Schedule of Current and Non-Current Provisions (Details) - CAD ($) $ in Millions	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Provisions [abstract]
Current provisions	$ 45.8	$ 40.1
Non-current provisions	19.0	16.0
Provisions	$ 64.8	$ 56.1	$ 63.4